COMPULSORY LOAN - Balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMPULSORY LOAN
Opening balance	R$ 1,257,291	R$ 1,289,602
Effect on cash flow:
Interest payment	(2,240)	(4,222)
Non-cash effect:
Provision	70,207	(38,987)
Debt charges	(18,550)
Inflation adjustment	23,547	25,558
Write-offs	(40,430)	(14,660)
Final balance	R$ 1,326,925	R$ 1,257,291